PARENT COMPANY DISCLOSURES - Company Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest expense	£ 13,957	£ 9,366		£ 10,749
Total income	5,808	37,444		29,167
Operating expenses	(9,759)	(10,800)		(9,745)
Impairment (charge) credit	(1,522)	1,378		(4,155)
Profit before tax	6,928	6,902	[1]	1,226	[1]
Tax (expense) credit	(1,373)	(1,017)		161
Profit for the year	5,555	5,885		1,387
Profit attributable to ordinary shareholders	5,021	5,355		865
Profit attributable to other equity holders	96	101		69
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest expense	(346)	(176)		(194)
Dividends from subsidiaries	1,120	3,600		1,135
Other income	770	633		566
Total income	1,544	4,057		1,507
Operating expenses	(200)	(164)		(249)
Impairment (charge) credit	(13)	0		(1)
Profit before tax	1,331	3,893		1,257
Tax (expense) credit	68	12		45
Profit for the year	1,399	3,905		1,302
Profit attributable to ordinary shareholders	961	3,476		849
Profit attributable to other equity holders	£ 438	£ 429		£ 453

[1]	1 Restated, see page F-16.